Trademarks, Trade Name, Other Intangible Assets and Goodwill - Summary Of Other Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying amount	$ 16,330		$ 12,813
Accumulated Amortization	(4,816)		(10,436)
Finite-lived intangible assets, net carrying amount	11,514		$ 2,377
Amortization of other intangible assets	$ 293	$ 250
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)	10 years
Finite-lived intangible assets, gross carrying amount	$ 9,430
Accumulated Amortization	(168)
Finite-lived intangible assets, net carrying amount	$ 9,262
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)	15 years		15 years
Finite-lived intangible assets, gross carrying amount	$ 3,720		$ 3,720
Accumulated Amortization	(2,500)		(2,438)
Finite-lived intangible assets, net carrying amount	$ 1,220		$ 1,282
Photo and magazine archives
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)	10 years		10 years
Finite-lived intangible assets, gross carrying amount	$ 2,000		$ 2,000
Accumulated Amortization	$ (2,000)		(1,967)
Finite-lived intangible assets, net carrying amount			$ 33
Licensing agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)			9 years
Finite-lived intangible assets, gross carrying amount			$ 5,913
Accumulated Amortization			$ (5,913)
Customer list
Finite-Lived Intangible Assets [Line Items]
Weighted average life of intangible assets (years)	10 years		10 years
Finite-lived intangible assets, gross carrying amount	$ 1,180		$ 1,180
Accumulated Amortization	(148)		(118)
Finite-lived intangible assets, net carrying amount	$ 1,032		$ 1,062